UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-23173

STATE FUNDS

 (Exact name of registrant as specified in charter)

5550 Painted Mirage Road

Suite 320

Las Vegas, Nevada  89149

 (Address of principal executive offices)(Zip code)

New York Alaska ETF Management LLC

5550 Painted Mirage Road

Suite 320

Las Vegas, Nevada  89149

 (Name and address of agent for service)

Registrant's telephone number, including area code: (800) 523-8382

Date of fiscal year end: December 31

Date of reporting period: December 31, 2017

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

State Funds – Enhanced Ultra Short Duration Mutual Fund

Ticker Symbol: STATX

Annual Report

December 31, 2017

This report is provided for the general information of Enhanced Ultra Short Duration Mutual Fund shareholders.  It is not authorized for distribution unless preceded or accompanied by an effective prospectus, which contains more complete information about the Fund.

ENHANCED ULTRA SHORT DURATION MUTUAL FUND

Management’s Discussions of Fund Performance

U.S. TREASURY BOND MARKET OVERVIEW

The Yield on 3 month US Treasuries has steadily increased since the fund became public dated April 19, 2017 until December 31, 2017, as evidenced in the yield chart provided by the US treasury department:

Although U.S. Treasury yields rose across the board, short-term U.S. Treasury securities (those maturing in three years or less) posted positive returns for the reporting period as interest income offset their modest price declines. In contrast, intermediate- and long-term U.S. Treasury securities generated negative overall returns

As stated in the prospectus, in order to enhance income, the Fund intends to enter into securities lending, repurchase agreement and/or reverse repurchase agreement transactions that provide the Fund with income at either fixed or floating (variable) interest rates and fees. The Fund may lend its portfolio of securities to broker/dealers, institutional investors, institutional investment manager(s), banks, mutual funds, and insurance and/or reinsurance companies located in one of the member countries of The Organization for Economic Co-operation and Development (“OECD”).

The Fund may also enter into reverse repurchase agreements with counterparties.  In a typical reverse repurchase agreement, the Fund enters into a contract with a counterparty under which (i) the Fund sells securities for cash or cash equivalents to the counterparty, and (ii) the Fund agrees to repurchase the securities at an agreed-upon price, date and interest payment.  Reverse repurchase agreements provide the Fund with a source of liquidity that can be invested elsewhere for no more than six days and/or earn income at either fixed or floating (variable) interest rates and fees. There are many existing examples that borrowers earn profit in spite of their borrowing activity for example: Banks borrow money via selling deposits and then charging high fees for additional activities related to the deposit including they charging high fees for allowing deposit buyer (the bank’s lender) to make payments (incoming and outgoing) from and to the deposit therefore, the bank actually profits a lot more than the cost it pays for the borrowing since the  added commissions turn the borrowing activity into a profitable activity. In the Fund’s case, the fund charges additional fees that turn its borrowing activity into profits by charging fees for allowing its counterparties to substitute the proceeds (collateral) it receives for reasons such as substituting collateral durations.

ENHANCED ULTRA SHORT DURATION MUTUAL FUND

While a reverse repurchase agreement has legal characteristics of both a sale and a secured transaction, economically it functions as a loan from the counterparty to the Fund, in which the securities purchased by the counterparty serve as collateral for the loan.

Securities received by the Fund through reverse repurchase agreements include cash, U.S. Treasury securities or debt instruments secured by U.S. Treasury securities. the Fund will invest over 5% of its assets in reverse repurchase agreements in which proceeds (collateral) received with respect to reverse repurchase agreements will include cash, U.S. Treasury securities or debt instruments secured by U.S. Treasury securities. The Fund will earmark or establish a segregated account equal in value to its obligations to hold the aforementioned proceeds (collateral)

The Fund’s board of directors has approved New York Alaska ETF Management LLC as its investment advisor primarily because of the RIA’s management’s expertise as well as practical and regulatory knowledge which includes top tier securities experts as for example:

Mr. Ofer Abarbanel

Mr. Abarbanel brings to the Trust his deep understanding of the Fund’s principal investment strategy, substantial knowledge of methods of efficiently executing that strategy, and significant familiarity with the regulatory framework that governs the Fund.

Mr. Abarbanel is a 17 year securities lending broker and expert who has advised many Israeli regulators, among them the Israel Tax Authority, with respect to stock loans, repurchase agreements and credit derivatives.

Mr. Abarbanel holds a professional certification as a securities portfolio manager and advisor in Israel. Mr. Abarbanel is the sole owner of the Adviser. He is the CEO of State Funds and Plus Trust, open-end registered investment companies that are registered as a mutual fund and an exchange traded fund (respectively) with the Securities and Exchange Commission. State Funds is a series trust and its fund is traded under the symbol: “STATX” while Plus Trust is a series trust which is approved to be traded on NASDAQ under the Symbol:”TBIL” but has not yet commenced operations.” Mr. Abarbanel is also the owner and CEO of Institutional Secured Credit LLC, a US based Investment Company, and an outsourced consultant for Contact Prime Brokerage Ltd., an Israeli based firm which specializes in securities lending, repurchase agreements, reverse repurchase agreements and derivatives.

PERFORMANCE ILLUSTRATION

DECEMBER 31, 2017 (UNAUDITED)

FOR PERIOD APRIL 13, 2017* THROUGH DECEMBER 31, 2017

Cumulative Performance Comparison of $10,000 Investment Since Inception *

* Date of commencement of investment operations (April 13, 2017).

This chart assumes an initial investment of $10,000 made on the closing of April 13, 2017 (commencement of investment operations). Total return is based on the net change in NAV and assuming reinvestment of all dividends and other distributions.  Investment return and principal value will fluctuate so that your shares,

ENHANCED ULTRA SHORT DURATION MUTUAL FUND

when redeemed, may be worth more or less than their original cost.  The performance also reflects reinvestment of all dividend and capital gain distributions.  The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.

Average Annual Total Returns As of December 31, 2017
	Since Inception	Date	Net Expense Ratio
Enhanced Ultra Short Duration Mutual Fund	2.19%	04/13/2017 Inception Date	0.40%
Benchmark Comparable Index: Bloomberg Barclays US Aggregate Bond TR USD	0.16%	04/13/2017 Comparison since STATX’s Fund inception date	N/A

The performance information shown represents past performance and should not be interpreted as indicative of the Fund's future performance.

PORTFOLIO ILLUSTRATION

DECEMBER 31, 2017 (Unaudited)

The following chart gives a visual breakdown of the Fund by the industry sectors the underlying securities represent as a percentage of the portfolio of investments.

Enhanced Ultra Short Duration Mutual Fund
Schedule of Investments
December 31, 2017

							Principal	Value
U.S. GOVERNMENT OBLIGATIONS - 75.34%							Amount	( Note 3)

	U.S. Treasuries - 75.34%
	U.S. Treasury Bill 0.00%, 03/29/2018						$ 13,002,000	$ 12,959,809
	U.S. Treasury Note 2.197%, 2/15/2027						1,000	987
	U.S. Treasury Bill 0.00%, 08/15/2047						187,000	187,247
	U.S. Treasury Bond 2.978%, 5/15/2047						16,000	16,821
							13,206,000	13,164,864

TOTAL FOR U.S. GOVERNMENT OBLIGATIONS (Cost $13,164,068)* - 75.34%

SHORT TERM INVESTMENTS

	Reverse Repurchase Agreements**-23.95%
		Net Interest	Floating	Trade	Maturity [a]	Collateral [b]	Principal	Value
	Counterparty	Rate	Fee rate ( %) [c]	Date	Amount	Amount	Amount	( Note 3)
	Institutional Syndication, LLC	0.00%	13.00%	11/13/2017	$ 1,829,651	$ 1,874,000	$ 1,829,000	$ 1,829,000
	Institutional Syndication, LLC	0.00%	13.00%	11/13/2017	1,786,636	1,830,000	1,786,000	1,786,000
	Institutional Syndication, LLC	0.00%	13.00%	11/21/2017	270,096	280,000	270,000	270,000
	Institutional Syndication, LLC	0.00%	13.00%	12/27/2017	300,107	312,000	300,000	300,000
					$ 4,186,490	$ 4,296,000	$ 4,185,000	$ 4,185,000

TOTAL FOR SHORT TERM INVESTMENTS (Cost $4,185,000)* - 23.95%

TOTAL INVESTMENTS (Cost $17,349,068) * - 99.28%								17,349,864

OTHER ASSETS LESS LIABILITIES, NET - 0.71%								124,471

NET ASSETS - 100.00%								$ 17,474,335

[a]	Overnight maturity date 01/01/2018
[b]	Collateralized by : U.S Treasury Bill 0.00%, 05/17/2018
[c]	Floating fee rate is inversely tied to the price of certain US treasuries the fund holds.
*	Refer to Note 7 for tax cost.

The accompanying notes are an integral part of these financial statements.

Enhanced Ultra Short Duration Mutual Fund
Statement of Assets and Liabilities
December 31, 2017

Assets:
Investments
U.S Government Obligations:
U.S. Treasuries, at Fair Value (Cost $13,164,068)	$ 13,164,864
Short-term investments:
Reverse Repurchase Agreements(cost $4,185,000)	4,185,000

Cash	135,407

Receivables:
Adviser Fees	1,100
Fees & Interest Income	2,066
Shareholder Subscriptions	745
Prepaid Expenses	1,960
Total Assets	17,491,142
Liabilities:
Short Term Liabilities :
Trustee Fees	162
Other Accrued Expenses	16,645

Total Liabilities	16,807
Net Assets	$ 17,474,335

Net Assets Consist of:
Paid In Capital	$ 0
Undistributed net investment income	$ 0
Accumulated Realized Gain (Loss) on Investments	-
Unrealized Appreciation on Investments	796
Net Assets, for 174,742 Shares Outstanding (Unlimited number
of shares authorized without par value)	$ 17,474,335

Net Asset Value Per Share and Offering Price	$ 0.00

The accompanying notes are an integral part of these financial statements.

Enhanced Ultra Short Duration Mutual Fund
Statement of Operations
For the period April 13, 2017 to December 31, 2017

Investment Income:
Interest Income	$ 126,082
Fees from Reverse Repurchase Agreements	40,422
Total Investment Income	166,504

Expenses:
Advisory Fees	14,480
Transfer Agent	14,362
Audit	12,800
Custody	8,359
Trustee	3,162
Nasdaq	431
Legal	900
Printing	648
Other	5,018
Total Expenses	60,160
Fees Waived and Reimbursed by the Adviser	(40,603)
Net Expenses	19,557

Net Investment Income	146,947

Realized and Unrealized Gain (Loss) on:
Realized Gain on Investments	(1,620)
Net Change in Unrealized Appreciation on Investments	796
Net Realized and Unrealized Loss on Investments	(824)

Net Increase in Net Assets Resulting from Operations	$ 146,123

The accompanying notes are an integral part of these financial statements.

Enhanced Ultra Short Duration Mutual Fund
Statement of Changes in Net Assets

Period
Ended *
12/31/2017
Increase (Decrease) in Net Assets From Operations:
Net Investment Income	$ 146,947
Net Realized Loss on Investments	(1,620)
Unrealized Appreciation on Investments	796
Net Increase in Net Assets Resulting from Operations	146,123

Distributions to Shareholders:
Net Investment Income	(122,046)
Return of capital	(28,805)
Total Distributions Paid to Shareholders	(150,851)

Capital Share Transactions:
Proceeds from Sale of Shares	17,545,914
Shares Issued on Reinvestment of Dividends	5,667
Cost of Shares Redeemed	(72,518)
Net Increase in Net Assets from Shareholder Activity	17,479,063

Net Assets:
Net Increase in Net Assets	17,374,335
Beginning of Period (a)	100,000
End of Period	17,474,335

Share Transactions:
Shares Sold	174,409
Shares Issued on Reinvestment of Dividends	57
Shares Redeemed	(725)
Net Increase in Shares	173,741
Outstanding at Beginning of Period	1,000
Outstanding at End of Period	174,741

(a) Initial Seed Capital received from Advisor
* For the period April 13, 2017 (commencement of investment operations) through December 31, 2017.

The accompanying notes are an integral part of these financial statements.

Enhanced Ultra Short Duration Mutual Fund
Financial Highlights
Selected data for a share outstanding throughout the period.

	Period	*
	Ended
	12/31/2017

Net Asset Value, at Beginning of Period	$ 100.00

Income From Investment Operations:
Net Investment Income **	$ 2.16
Net Realized and Unrealized Gain ( Loss) on Investments	(0.01)
Total from Investment Operations	$ 2.15

Less Distributions:
Net Investment Income	(1.72)
Return of capital	(0.42)
Total Distributions	(2.15)

Net Asset Value, at End of Period	$ 100.00

Total Return ***	2.19%	(b)

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 17,474
Ratio of Expenses to Average Net Assets
Before Reimbursement	1.23%	(a)
After Reimbursement	0.40%	(a)
Ratio of Net Investment Income (Loss) to Average Net Assets
Before Reimbursement	2.17%	(a)
After Reimbursement	2.99%	(a)
Portfolio Turnover	0.00%	(b)

* For the period April 13, 2017 (commencement of investment operations) through December 31, 2017.
** Per share net investment income (loss) has been determined on the basis of average shares outstanding during the period.
***Assumes reinvestment of dividends.
(a) Annualized.

(b) Not annualized.

The accompanying notes are an integral part of these financial statements.

ENHANCED ULTRA SHORT DURATION MUTUAL FUND

NOTES TO FINANCIAL STATEMENTS

 DECEMBER 31, 2017

Note 1. Organization

State Funds is an open-end management investment company.  The Trust was organized as a Delaware statutory trust on June 21, 2016 and is governed by an Agreement and Declaration of Trust dated June 20, 2016 (the “Trust Agreement”).  The Trust Agreement permits the Trust’s Board of Trustees (“Trustees,” “Board of Trustees” or “Board”) to authorize and issue an unlimited number of shares of beneficial interest of separate series.  These Notes relate to State Funds – Enhanced Ultra Short Duration Mutual Fund, a series of the Trust. The investment adviser to the Fund is New York Alaska ETF Management LLC, the Fund’s investment adviser (the “Adviser”).  The Fund is a non-diversified fund. The Fund’s investment objective is a non-fundamental policy and therefore may be changed by the Board of Trustees without shareholder approval. The Fund will notify its shareholders before changing its investment objective. The Fund seeks current income consistent with preservation of capital and daily liquidity. The Enhanced Ultra Short Duration Mutual Fund commenced operations on April 13, 2017.

Note 2. Summary of Significant Accounting Policies

The following is a summary of the significant accounting policies followed by the Fund in the preparation of their financial statements.  The Fund is a series of an investment company that follows the accounting and reporting guidance of Accounting Standards Codification Topic 946 applicable to investment companies.

Securities Valuations - All investments in securities are recorded at their estimated fair value, as described in Note 3.

Share Valuation - The price (net asset value) of the shares of each Fund is normally determined as of 4:00 p.m., Eastern Time on each day the Fund is open for business and on any other day on which there is sufficient trading in the Fund’s securities to materially affect the net asset value. The Fund is normally open for business on every day except Saturdays, Sundays and the following holidays: New Year’s Day, Martin Luther King Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas.

Security Transaction Timing - Security transactions are accounted for on the next business date after the trade date (the date the securities are purchased or sold).  Distributions to shareholders are recognized on the ex-dividend date.  Interest income is recognized on an accrual basis.  The Fund uses the highest cost basis in computing gain or loss on sale of investment securities.  Discounts and premiums on securities purchased are amortized over the life of the respective securities.

Income Taxes - The Fund intends to continue to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended. By so qualifying, the Fund will not be subject to federal income taxes to the extent that they distribute substantially all of their net investment income every two weeks and any realized capital gains once a year. The Fund may make distributions on a more frequent basis for the Fund to comply with the distribution requirements of the Internal Revenue Code.

In addition, accounting principles generally accepted in the United States of America (“GAAP”) requires management of the Fund to analyze all open tax years, fiscal years 2017, as defined by IRS statue of limitations for all major industries, including federal tax authorities and certain tax authorities.  As of and during the period ended December 31, 2017, the Fund did not have a liability for any unrecognized tax benefits.  The Fund has no examination in progress and is not aware of any tax positions for which it is reasonably possible that the total tax amounts of unrecognized tax benefits will significantly change in the next twelve months.

Distributions to Shareholders - The Fund intends to distribute to their shareholders substantially all of their net realized capital gains and net investment income, if any, every two weeks.  Distributions will be recorded on ex-dividend date.

Use of Estimates - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets during the reporting period.  Actual results could differ from those estimates.

Subsequent events: Management has evaluated the impact of all subsequent events on the Fund through the issuance date of these financial statements and has noted no such events requiring disclosure.

Note 3. Securities Valuations

Processes and Structure

The Trust’s Board of Trustees has adopted guidelines for valuing securities including in circumstances in which market quotes are not readily available and has delegated to the respective adviser the responsibility for determining fair value prices, subject to review by the Board of Trustees.

ENHANCED ULTRA SHORT DURATION MUTUAL FUND

NOTES TO FINANCIAL STATEMENTS

 DECEMBER 31, 2017

In accordance with the Trust’s good faith pricing guidelines, the respective adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above.  No single standard for determining fair value exists since fair value depends upon the circumstances of each individual case.  As a general principle, the current fair value of an issue of securities being valued by the adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale.  Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers which also can be clearly and closely related to a host contract); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

Hierarchy of Fair Value Inputs

The Fund utilizes various methods to measure the fair value of most of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. The three levels of inputs are as follows:

•

Level 1. Unadjusted quoted prices in active markets for identical assets or liabilities that the company has the ability to access.

•

Level 2. Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

•

Level 3. Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the company's own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Fair Value Measurements

A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis follows.

U.S. government obligations - U.S. government securities are normally valued using a model that incorporates market observable data, such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations. U.S. government securities are categorized in Level 1 or Level 2 of the fair value hierarchy, depending on the inputs used and market activity levels for specific securities. The fund uses amortization under interest rate method to calculate the interest income received from US Treasury bills. The effective interest method is an accounting practice used for discounting a bond. This method is used for bonds sold at a discount; the amount of the bond discount is amortized to interest expense over the bond's life.

Short term investments - Short term investments are valued using the lower value of either: (1) fair value or (2) amortized cost. Reverse repurchase agreements are categorized as short-term investments and are categorized as Level 2.

Reverse Repurchase Agreements - The Fund may also enter into reverse repurchase agreements with counterparties.  In a typical reverse repurchase agreement, the Fund enters into a contract with a counterparty under which (i) the Fund sells securities for cash or cash equivalents to the counterparty, and (ii) the Fund agrees to repurchase the securities at an agreed-upon price, date and interest payment.  Reverse repurchase agreements provide the Fund with a source of liquidity that can be invested elsewhere for no more than six days and/or earn income at either fixed or floating (variable) interest rates and fees. There are many existing examples that borrowers earn profit in spite of their borrowing activity for example: Banks borrow money via selling deposits and then charging high fees for additional activities related to the deposit including they charging high fees for allowing deposit buyer (the bank’s lender) to make payments (incoming and outgoing) from and to the deposit therefore, the bank actually profits a lot more than the cost

ENHANCED ULTRA SHORT DURATION MUTUAL FUND

NOTES TO FINANCIAL STATEMENTS

 DECEMBER 31, 2017

it pays for the borrowing since the  added commissions turn the borrowing activity into a profitable activity. In the Fund’s case, the fund charges additional fees that turn its borrowing activity into profits by charging fees for allowing its counterparties to substitute the proceeds (collateral) it receives for reasons such as substituting collateral durations.

While a reverse repurchase agreement has legal characteristics of both a sale and a secured transaction, economically it functions as a loan from the counterparty to the Fund, in which the securities purchased by the counterparty serve as collateral for the loan.

Securities received by the Fund through reverse repurchase agreements include cash, U.S. Treasury securities or debt instruments secured by U.S. Treasury securities. the Fund will invest over 5% of its assets in reverse repurchase agreements in which proceeds (collateral) received with respect to reverse repurchase agreements will include cash, U.S. Treasury securities or debt instruments secured by U.S. Treasury securities. The Fund will earmark or establish a segregated account equal in value to its obligations to hold the aforementioned proceeds (collateral).

The following tables summarize the inputs used to value each Fund’s assets measured at fair value as of December 31, 2017:

Financial Instruments - Assets
	Level 1	Level 2	Level 3	Total

Short Term Investments	$ -	$ 4,185,000	$ -	$ 4,185,000
U.S. Government Obligations	$ 13,164,864	$ -	-	13,164,864

Total	$ 13,164,864	$ 4, 185,000	$ -	$ 17,349,864

Note 4. Investment Management and Service Agreements

The Trust has a “Management Agreement” with New York Alaska ETF Management LLC, with respect to the Fund. Under the terms of the Management Agreement, New York Alaska ETF Management LLC manages the investment portfolio of the Fund, subject to policies adopted by the Trust’s Board of Trustees. For its services and the payment by the Fund, New York Alaska ETF Management LLC receives an annual investment management fee of 0.30% of the average daily net assets of the Fund.  The Adviser has voluntarily agreed to waive and/or reimburse expenses of the Fund. The Adviser may, at its sole discretion, modify or terminate this voluntary waiver without notice to the Fund.

Fund’s Advisor - New York Alaska ETF Management LLC – the Fund’s registered investment advisor is organized under the laws of the state of Nevada and it acts as the Fund’s advisor provided the initial capital for the Fund by purchasing 10,000 shares for $100,000. In addition, since Mr. Abarbanel who is the CEO of the fund also owns 100% of the Advisor which has invested in the fund, he is deemed to indirectly control that portion of ownership of the fund shares which the fund’s advisor invested in the fund which as of December 31, 2017 equals to 0.57% of the fund’s assets.

For the period April 13, 2017 through December 31, 2017, New York Alaska ETF Management LLC earned management fees of $14,480 from the Fund.  During the same period, the Adviser voluntarily waived fees and expenses of $40,603.  At December 31, 2017, the Fund owed the Adviser $1,100. The fee to the Advisor is paid as 0.30% of the Fund’s average daily net assets.

Transfer agent, Fund accountant and Administrator - Mutual Shareholder Services, LLC. Mutual Shareholder Services, LLC (“MSS”) is the transfer agent, fund accountant and administrator for the Fund; therefore, its personnel have full daily access to the Fund's portfolio holdings because that information is necessary in order for them to provide the agreed-upon services for the Trust.

For the period April 13, 2017 through December 31, 2017, Mutual Shareholder Services, LLC earned fees of $14,362 from the Fund.  At December 31, 2017, the Fund owed MSS $2,675. MSS charges a fixed yearly fee of $22,200 for funds with average value of the fund under 25 million USD along with shareholder service fee of $775 per month and pricing fee of $25 per month.

Custodians:

Wells Fargo Bank N.A. - Wells Fargo Bank charges only fixed fees based on activities in the account. For the period April 13, 2017 through December 31, 2017, Wells Fargo Bank N.A earned fees of $917 from the Fund.

The Huntington National Bank – The Huntington National Bank charges fixed fees based on activities in the account and an additional 1.50 basis points of assets under management for the first 50 million USD,

ENHANCED ULTRA SHORT DURATION MUTUAL FUND

NOTES TO FINANCIAL STATEMENTS

 DECEMBER 31, 2017

1.25 basis points for the next 50 million USD of assets in the fund and 0.01 basis points for the amounts greater than 100 Million USD. For the period April 13, 2017 through December 31, 2017, The Huntington National Bank earned fees of $5,480 from the Fund.  At December 31, 2017, the Fund owes The Huntington National Bank $400.

Alliance Trust Company LLC - Alliance Trust Company LLC charges only fixed fees based on activities in the account. For the period April 13, 2017 through December 31, 2017, Alliance Trust Company LLC earned fees of $502 from the Fund.  At December 31, 2017, the Fund owed Alliance Trust Company LLC $157.

Omnium Trust Company Limited - Omnium Trust Company Limited charges only fixed fees based on activities in the account. For the period April 13, 2017 through December 31, 2017, Omnium Trust Company Limited earned fees of $1,460 from the Fund.

Distributor - Rafferty Capital Markets, LLC, (“Distributor”), distributes shares of the Fund. The Distributor is a registered broker-dealer and member of the Financial Industry Regulatory Authority, Inc. Shares of the Fund are offered on a continuous basis. The fee for the Distributor is paid by the Fund’s Advisor. For the period April 13, 2017 through December 31, 2017, Rafferty Capital Markets, LLC earned fees of $8,550 paid by the Advisor and was not reimbursed by the Fund.

Note 5. Capital Share Transactions

The Trust is authorized to issue an unlimited number of shares of separate series.  The total paid-in capital as of December 31, 2017, was $17,450,258.  Transactions in capital were as follows:

	April 13, 2017 through December 31, 2017

	Shares	Amount
Shares sold	175,409	$ 17,545,914
Shares reinvested	57	5,667
Shares redeemed	(725)	(72,518)
Net Increase (Decrease)	174,741	$ 17,479,063

Note 6. Investment Transactions

For the period April 13, 2017 through December 31, 2017, purchases and sales of short-term investments which are Reverse Repurchase agreements for the Fund aggregated $7,799,410 sales and $3,614,410 of purchases. Purchases and sales of U.S. Government obligations aggregated $24,855,867 and $11,729,850, respectively.

Note 7. Tax Matters

As of December 31, 2017, the tax basis components of distributable earnings, unrealized appreciation (depreciation) and cost of investment securities were as follows:

Gross unrealized appreciation on investment securities	$ 1,521
Gross unrealized depreciation on investment securities	(725)
Net unrealized appreciation (depreciation) on investment securities	$ 796
Undistributed Ordinary Income Distributable Earnings	23,281 $24,077
Cost of investment securities, including short-term investments *	$17,349,068

The Fund paid the following distributions for the period April 13, 2017 through December 31, 2017:

Period Ended	$ Amount	Tax Character

12/31/2017	$ 122,046	Ordinary income
12/31/2017	28,805	Return of capital

ENHANCED ULTRA SHORT DURATION MUTUAL FUND

NOTES TO FINANCIAL STATEMENTS

 DECEMBER 31, 2017

Permanent book and tax differences relating to shareholder distributions may result in reclassifications to paid in capital and may affect the per-share allocation between net investment income and realized and unrealized gain/loss.  Undistributed net investment income and accumulated undistributed net realized gain/loss on investment transactions may include temporary book and tax differences which reverse in subsequent periods.  Any taxable income or gain remaining at fiscal year end is distributed in the following year.

Note 9. Control and Ownership

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940, as amended.  As of December 31, 2017, Brown Brothers Harriman & Co owned approximately 39% of the Fund, for the benefit of others, and may be deemed to control the Fund. As of December 31, 2017, Old Fort Financial Ltd. owned approximately 57% of the Fund, for the benefit of others, and may be deemed to control the Fund.

Note 10.  Indemnifications

In the normal course of business, the Fund has entered into contracts that contain general indemnification to other parties. The Fund’s maximum exposure under these contracts is unknown as this would involve future claims that may be made against the Fund that has not yet occurred. The Fund expects the risk of loss to be remote.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees and

Shareholders of

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of  (the Fund), including the schedule of investments, as of , and the related statements of operations, changes in net assets and financial highlights for  the period April 13, 2017 (commencement of investment operations) through , and the related notes (collectively referred to as the financial statements). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of , and the results of its operations and its changes in net assets for period April 13, 2017 (commencement of investment operations) through , in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audit, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audit provide a reasonable basis for our opinion.

BrookWeiner L.L.C.

We have served as the Fund’s auditor since 2017.

Chicago, Illinois

March 1, 2018

Enhanced Ultra Short Duration Mutual Fund

Expense Illustration

December 31, 2017 (Unaudited)

Expense Example

As a shareholder of the Enhanced Ultra Duration Mutual Fund (“Fund”), you incur ongoing costs which typically consist of: management fees, custody fees, transfer agent fees, and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six month period, July 1, 2017 through December 31, 2017.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in this Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  Please note that the expenses shown in the table are meant to highlight your ongoing costs only.  Therefore, the second line of the table is useful in comparing your ongoing costs only, and will not help you determine the relative total costs of owning different funds.  If transactional costs were included where applicable, your costs may be higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	July 1, 2017	December 31, 2017	July 1, 2017 to December 31, 2017

Actual	$1,000.00	$1,015.31	$2.03
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,023.19	$2.04

* Expenses are equal to the Fund's annualized expense ratio of 0.40%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

ENHANCED ULTRA SHORT DURATION MUTUAL FUND

The following table provides information regarding each Trustee who is not an “interested person” of the Trust, as defined in the Investment Company Act of 1940, as amended.

Name, Address and Age	Position & Length of Time Served with the Trust	Number of Portfolios Overseen	Principal Occupations and Directorships During Past 5 Years
Michael Logan (07-1980)*†	Trustee, Chairman of the Board	Since 2016

Head of Securities Lending, Velocity Capital (2016-present); Trustee, Plus Trust, a non-active fund ( 01-2016 – current), Head of Securities Lending, Quantex Clearing (a registered broker-dealer that performs clearing services and executes stock loan transactions) (2010-2016), 10% owner of SSSDMG, LLC which owns as a passive investor 50% of Sabretooth Advisors, LLC a registered Investment advisor (11/2016- current); 5% passive owner of outstanding class B membership units of Precision Securities, LLC, a registered broker dealer and FINRA member (01/2017- Current); 100% owner of a securities lending consulting firm named MJCO Holdings LLC (07-2017 - Current)

Linus Nwaigwe (09-1957)*	Trustee, Chairman of the Audit Committee	Since December 2017

Independent Compliance Consultant (2007-present); Chief Compliance Officer A.B. Watley, Inc/A.B. Watley Direct, Inc (2001-2007); Director of compliance at On-Site Trading, Inc (2001-2007); Citibank, N.A. Assistant Vice President - Quality Assurance-Global Relationship Bank (GRB) (1994 to 1997); Financial Industry Regulatory Authority, Inc (“FINRA”) (1987 to 1994)

Eliahu Cohen (01-1959)†	Trustee and Chairman of the Nominating Committee	Since 2016

Strategy Consultant (technology companies) (2008-Present); Trustee, Plus Trust, a non-active fund ( 08-2015 – current); Vice President of Business Development, Emefey (wastewater clean technology company) (2010-2013)

1. The address for each Trustee is 5550 Painted Mirage Road, Suite 320, Las Vegas, Nevada  89149.

2. Each Trustee serves until resignation, death, retirement or removal.

3. The Fund Complex consists of State Funds and Plus Trust.

* Member of the Audit Committee.

† Member of the Nominating and Corporate Governance Committee

ENHANCED ULTRA SHORT DURATION MUTUAL FUND

Interested Trustee and/or Officers

The following table provides information regarding the Interested Trustee, as well as the officers of the Trust.

Name, Address and Age	Position & Length of Time Served with the Trust	Number of Portfolios Overseen	Principal Occupations and Directorships During Past 5 Years
Ofer Abarbanel (12-1974)[4]	Trustee, President, Chief Executive Officer, Chief Financial Officer, Secretary and Chief Compliance & AML Officer	Since 2016

CEO, Plus Trust (2015-present); CEO & Trustee, CEO & Trustee, State Funds (2016-present) Owner and CEO, New York Alaska ETF Management, LLC (2014-present); Owner and CEO, Institutional Secured Credit LLC (2014-present); Owner and CEO, Contact Prime Brokerage, Ltd. (November 2012- February 2016 ); Outsourced consultant, Contact Prime Brokerage, Ltd. (February 2016 - present); Owner and CEO, Contact (ISR) – Management & Consulting Ltd. (August 2000-June 2015)

Glenn Cipriano (08-1954) [5]	Head of Investor Relations	Since 2016

COO for New York Alaska ETF Management, LLC and Head of Investor Relations for State Funds (2015 - current);

Head of Investor Relations for  State Funds (2016 - current);

Chairman Of the Board Plus  Trust, a non-active fund (2014- current)President, Alaska USA Trust Company (June 2007-2014)

Nicholas Abbate (10-1971) [6]	Chief Operating Officer	Since 2017

Chief  Operating Officer and Portfolio Manager, State Funds (Jan 2017 – current) Portfolio Manager, State Funds  (November 2016 – current) Chief Investment Officer New York Alaska ETF Management LLC (November 2016 – current) Trustee, Chairman of the Audit Committee, and Co-Chairman of the Nominating Committee Plus Trust (a non-active fund) (2014- current) Director of Business Development, Enerlock LLC (2014-2016) Independent Real Estate Investor & Developer (2010-2014) Independent Market Maker, Knight Capital Group (1997-2010) Accounts Manager, TD Waterhouse (1996-1997)

1. The address for each Trustee is 5550 Painted Mirage Road, Suite 320, Las Vegas, Nevada

3. The Fund Complex consists of State Funds and Plus Trust.

4. Mr. Abarbanel is an Interested Trustee due to his status as sole owner of the Adviser.

5. Mr. Cipriano is not a Trustee but an officer of the Trust overseeing its investment relations activities.

6. Mr. Abbate is not a Trustee but an officer of the Trust acting as Chief Operating Officer

ENHANCED ULTRA SHORT DURATION MUTUAL FUND

ADDITIONAL INFORMATION

DECEMBER 31, 2017 (UNAUDITED)

Portfolio Holdings – The Fund files a complete schedule of investments with the Securities and Exchange Commission (“SEC”) for the first and third quarter of each fiscal year on Form N-Q.  The Fund’s first and third fiscal quarters end on March 31 and September 30. The Form N-Q filing must be made within 60 days of the end of the quarter. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call (800) 732-0330 for information on the operation of the Public Reference Room).  You may also obtain copies by calling the Fund at (800) 523-8382, free of charge.

Proxy Voting - A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted proxies during the most recent 12-month period ended June 30, are available without charge upon request by (1) calling the Fund at (800) 523-8382 and (2) from Fund documents filed with the SEC on the SEC's website at www.sec.gov.  A review of how the Fund voted on company proxies can be obtained at the Fund’s transfer agent’s website, www.mutualss.com.

Additional Information - The Fund's Statement of Additional Information ("SAI") includes additional information about the Trustees and is available, without charge, upon request.  You may call toll-free (800) 523-8382 to request a copy of the SAI or to make shareholder inquiries.

Item 2. Code of Ethics.

(a)

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)

For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)

Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2)

Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3)       Compliance with applicable governmental laws, rules, and regulations;

(4)

The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5)       Accountability for adherence to the code.

(c)

Amendments:

During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d)

Waivers:

During the period covered by the report, there have not been any waivers to the provisions of the waivers.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees has determined that it does not have an audit committee financial expert serving on its audit committee.  At this time, the registrant believes that the experience provided by each member of the audit committee together offer the registrant adequate oversight for the registrant’s level of financial complexity.

Item 4. Principal Accountant Fees and Services.

(a)

Audit Fees

FY 2017

$ 11,400

FY 2016

N/A

(b)

Audit-Related Fees

Registrant

FY 2017

$ 0

FY 2016

$ 0

Nature of the fees:

N/A

(c)

Tax Fees

Registrant

FY 2017

$ 1,400

FY 2016

N/A

Nature of the fees:

N/A

(d)

All Other Fees

Registrant

FY 2017

$ 0

FY 2016

N/A

Nature of the fees:

N/A

(e)

(1)

Audit Committee’s Pre-Approval Policies

The audit committee has not adopted pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

(2)

Percentages of Services Approved by the Audit Committee

None of the services described in paragraph (b) through (d) of this Item were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)

During audit of registrant's financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant's engagement were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g)

The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

Registrant

FY 2017

$ 0,000

FY 2016

N/A

(h)

The registrant's audit committee has considered whether the provision of non-audit services to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Companies.  Not applicable.

Item 6.  Schedule of Investments.   Not applicable – schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable – applies to closed-end funds only.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.  Not applicable – applies to closed-end funds only.

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Companies.  Not applicable – applies to closed-end funds only.

Item 10.  Submission of Matters to a Vote of Security Holders.  Not applicable – the registrant has not adopted procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a) The registrant’s president and chief financial officer concluded that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) were effective as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

EX-99.CODE ETH.  Filed herewith.

(a)(2)

EX-99.CERT.  Filed herewith.

(a)(3)

Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable.

(b)

EX-99.906CERT.  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

STATE FUNDS

By:  /s/ Ofer Abarbanel

* Ofer Abarbanel

Trustee, President, Chief Executive Officer, Chief Financial Officer, Chief Compliance & AML Officer

Date March 9, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:  /s/ Ofer Abarbanel

* Ofer Abarbanel

Trustee, President, Chief Executive Officer, Chief Financial Officer, Chief Compliance & AML Officer

Date March 9, 2018

* Print the name and title of each signing officer under his or her signature.